Note 4 - Loans and Leases - Schedule of Loans Acquired in Acquisition (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Performing Financial Instruments [Member] | Benchmark Bancorp, Inc. [Member]
Contractual principal receivable, beginning balance	$ 58,953	$ 74,837
Accretable difference, beginning balance	(1,177)	(1,553)
Carrying amount, beginning balance	57,776	73,284
Contractual principal receivable, change due to payments received	(21,567)	(15,884)
Accretable difference, change due to payments received	522	376
Carrying amount, change due to payments received	(21,045)	(15,508)
Contractual principal receivable, ending balance	37,386	58,953
Accretable difference, ending balance	(655)	(1,177)
Carrying amount, ending balance	36,731	57,776
Performing Financial Instruments [Member] | Ohio State Bancshares Inc [Member]
Contractual principal receivable, beginning balance	13,047	19,043
Accretable difference, beginning balance	(430)	(658)
Carrying amount, beginning balance	12,617	18,385
Contractual principal receivable, change due to payments received	(2,866)	(5,996)
Accretable difference, change due to payments received	111	228
Carrying amount, change due to payments received	(2,755)	(5,768)
Contractual principal receivable, ending balance	10,181	13,047
Accretable difference, ending balance	(319)	(430)
Carrying amount, ending balance	9,862	12,617
Nonperforming Financial Instruments [Member] | Benchmark Bancorp, Inc. [Member]
Contractual principal receivable, beginning balance	354	516
Accretable difference, beginning balance	(192)	(253)
Carrying amount, beginning balance	162	263
Contractual principal receivable, change due to payments received	(67)	(162)
Accretable difference, change due to payments received	19	61
Carrying amount, change due to payments received	(48)	(101)
Contractual principal receivable, ending balance	287	354
Accretable difference, ending balance	(173)	(192)
Carrying amount, ending balance	114	162
Nonperforming Financial Instruments [Member] | Ohio State Bancshares Inc [Member]
Contractual principal receivable, beginning balance	160	196
Accretable difference, beginning balance	(134)	(163)
Carrying amount, beginning balance	26	33
Contractual principal receivable, change due to payments received	(51)	(21)
Accretable difference, change due to payments received	75	14
Carrying amount, change due to payments received	24	(7)
Contractual principal receivable, ending balance	109	160
Accretable difference, ending balance	(59)	(134)
Carrying amount, ending balance	$ 50	26
Contractual principal receivable, change due to loan charge-offs		(15)
Contractual principal receivable, ending balance		15
Accretable difference, ending balance